FINANCIAL STATEMENT SCHEDULE I - Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 1,381,757	$ 1,709,209	$ 1,158,024	$ 441,923
Restricted cash	770,294	672,981
Amounts due from affiliated companies	23	1,322
Income tax receivable	18	266
Prepaid expenses and other current assets	54,898	27,743
Total current assets	3,148,447	2,749,026
DEFERRED FINANCING COST	114,431	65,930
TOTAL ASSETS	8,813,639	7,947,466	6,269,980
CURRENT LIABILITIES
Accrued expenses and other current liabilities	928,751	850,841
Income tax payable	6,584	1,191
Amounts due to affiliated companies	2,900	949
Amounts due to shareholders	79	0
Current portion of long-term debt	262,566	854,940
Total current liabilities	1,237,970	1,721,666
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized - 7,300,000,000 shares as of December 31, 2013 and 2012 and issued - 1,666,633,448 and 1,658,059,295 shares as of December 31, 2013 and 2012, respectively)	16,667	16,581
Additional paid-in capital	3,479,399	3,235,835
Accumulated other comprehensive losses	(15,592)	(1,057)
Retained earnings	772,156	134,693
Total Melco Crown Entertainment Limited shareholders' equity	4,246,670	3,385,939
TOTAL LIABILITIES AND EQUITY	8,813,639	7,947,466
Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents	3,414	2,887	77,805	3,198
Restricted cash	0	367,645
Amounts due from affiliated companies	0	1,113
Amounts due from subsidiaries	74,930	77,471
Income tax receivable	0	266
Prepaid expenses and other current assets	3,717	2,448
Total current assets	82,061	451,830
INVESTMENTS IN SUBSIDIARIES	5,492,941	4,123,067
DEFERRED FINANCING COST	0	1,427
TOTAL ASSETS	5,575,002	4,576,324
CURRENT LIABILITIES
Accrued expenses and other current liabilities	2,336	6,465
Income tax payable	128	0
Amounts due to affiliated companies	1,783	59
Amounts due to subsidiaries	181,819	181,371
Amounts due to shareholders	67	0
Current portion of long-term debt	0	720,923
Total current liabilities	186,133	908,818
ADVANCE FROM A SUBSIDIARY	1,142,199	281,567
SHAREHOLDERS' EQUITY
Ordinary shares at US$0.01 par value per share (Authorized - 7,300,000,000 shares as of December 31, 2013 and 2012 and issued - 1,666,633,448 and 1,658,059,295 shares as of December 31, 2013 and 2012, respectively)	16,667	16,581
Treasury shares, at cost (16,222,246 and 11,267,038 shares as of December 31, 2013 and 2012, respectively)	(5,960)	(113)
Additional paid-in capital	3,479,399	3,235,835
Accumulated other comprehensive losses	(15,592)	(1,057)
Retained earnings	772,156	134,693
Total Melco Crown Entertainment Limited shareholders' equity	4,246,670	3,385,939
TOTAL LIABILITIES AND EQUITY	$ 5,575,002	$ 4,576,324